Annual Total Returns[BarChart] - PIMCO Income Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.36%	22.17%	4.80%	7.18%	2.63%	8.72%	8.60%	0.58%	8.03%	5.80%